Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 4,221,715	¥ 3,774,680
Non-trading debt securities		29	1,031
Investments in and advances to affiliated companies		2,760	501
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		133,066	135,927
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,183,457	984,429
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		59,734	61,547
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		0	0
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		2,826,613	2,535,244
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[1]	12,406	42,607
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 6,439	¥ 14,926

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.